Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Summary of statutory net gain from operations and net income
Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
	2022	2021	2020
	(in millions)
Statutory net gain from operations	$1,615	$1,366	$1,393
Statutory net income	1,769	253	1,582